General And Administrative - Additional Information (Detail)	3 Months Ended
Mar. 31, 2022 USD ($)
Parent Company [Member] | Shared Service Agreement [Member]
Related party costs	$ 128,060
General and Administrative Expense [Member]
Outsourced service	$ 219,874